Options and warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]	A summary of warrants as of June 30, 2014 is as follows:

	Number of Options	Weighted Average Exercise Price of Options	Number of Warrants	Weighted Average Exercise Price of Warrants
Outstanding 1/01/2014	-	$-	13,354,621	$0.61
Granted	-	-	8,060,000	0.59
Cancelled	-	-	-	-
Exercised	-	-	-	-
Outstanding 6/30/2014	-	$-	21,414,621	$0.60
A summary of warrants as of December 31, 2013 and 2012 is as follows:

	Number of Options	Weighted Average Exercise Price of Options	Number of Warrants	Weighted Average Exercise Price of Warrants
Outstanding 1/01/2012	-	$-	307,000	$0.28
Granted	-	-	1,372,500	0.54
Cancelled	-	-	-	-
Exercised	-	-	(247,000)	0.25
Outstanding 12/31/2012	-	$-	1,432,500	$0.53
Granted	-	-	12,229,621	0.61
Cancelled	-	-	-	-
Exercised	-	-	(307,500)	0.28
Outstanding 12/31/2013	-	$-	13,354,621	$0.61